Public Offering (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended
	Jul. 31, 2023	Oct. 23, 2022	Oct. 25, 2021	Dec. 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 03, 2022	Sep. 30, 2021
Deferred underwriting compensation forfeited, percentage								47.50%
Payment for underwriting expense								$ 7,000,000
Reduction in deferred underwriters compensation		$ 3,325,000
Non-current asset – Cash held in Trust Account					$ 23,151,000	$ 22,890,000	$ 206,946,000
IPO [Member]
Underwriting discount, percentage			2.00%
Payment for underwriting expense			$ 4,000,000
Deferred compensation liability, percentage			3.50%
Deferred compensation liability, Noncurrent			$ 7,000,000
Common Class A [Member]
Payment for underwriting expense					$ 7,000,000	$ 3,675,000
Common Class A [Member] | IPO [Member]
Stock issued during period, shares			20,000,000
Common stock, conversion basis					Each Unit consists of one of the Company’s Class A ordinary shares and one-half of one Public Warrant
Common Class A [Member] | IPO [Member] | Public Warrants [Member]
Class of warrant, exercise price			$ 10.00
Class of warrant or right, Number of securities called by each warrant or right			1
Common Class A [Member] | Over-Allotment Option [Member]
Stock issued during period, shares			2,500,000
Option vesting period	45 days
Common stock, shares subscribed but unissued					2,625,000	2,625,000
Common Class A [Member] | Over-Allotment Option [Member] | Public Warrants [Member]
Stock issued during period, shares			2,500,000
Common Class B [Member]
Common stock, shares, subject to forfeiture			31,250						562,500
Number of shares surrendered and retired				31,250